Condensed consolidated statements of cash flows - EUR (€) € in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Operating activities:
Net loss		€ (3,289)	€ (20,158)	€ (10,029)	€ (234,424)
Adjustments to reconcile net loss to net cash provided by/(used in):
Depreciation (property and equipment and internal-use software and website development)		2,168	3,044	4,408	5,626
Amortization of intangible assets	[1]	68	36	68	361
Goodwill impairment loss		0	0	0	207,618
Share-based compensation		4,896	4,186	8,015	7,687
Deferred income taxes		39	(6,281)	(513)	(7,422)
Foreign exchange loss/(gain)		127	286	(664)	(357)
Expected credit losses, net		(40)	(2,390)	37	2,386
(Gain)/loss on disposal of fixed assets		203	83	104	84
Gain from settlement of asset retirement obligation		0	(35)	(5)	(35)
Gain from lease termination and modification, net		(128)	(35)	(1,311)	(35)
(Income)/loss from equity method investment			21		(213)
Changes in operating assets and liabilities:
Accounts receivable, including related party		(31,722)	51,556	(38,798)	55,490
Prepaid expenses and other assets		(4,653)	157	(8,802)	(6,143)
Accounts payable		22,099	(17,983)	25,456	(28,546)
Payroll liabilities		(1,307)	(1,034)	170	(585)
Accrued expenses and other liabilities		1,280	5,094	2,353	5,032
Deferred revenue		(502)	(1,140)	(936)	(1,560)
Taxes payable/receivable, net		3,371	5,962	(947)	264
Net cash provided by/(used in) operating activities		(7,390)	21,369	(21,394)	5,228
Investing activities:
Purchase of investments		(1,351)	0	(1,351)	(8,850)
Proceeds from sales of investments		10,000	0	10,000	0
Business acquisition, net of cash acquired		0	0	(4,302)	0
Capital expenditures, including internal-use software and website development		(734)	(1,410)	(1,798)	(3,175)
Proceeds from sale of fixed assets		12	37	72	37
Net cash provided by/(used in) investing activities		7,927	(1,373)	2,621	(11,988)
Financing activities:
Proceeds from exercise of option awards		58	15	1,230	40
Repayment of other non-current liabilities		(66)	(68)	(132)	(135)
Net cash provided by/(used in) financing activities		(8)	(53)	1,098	(95)
Effect of exchange rate changes on cash		55	(124)	905	(9)
Net increase/(decrease) in cash, cash equivalents and restricted cash		584	19,819	(16,770)	(6,864)
Cash, cash equivalents and restricted cash at beginning of the period		193,417	193,860	210,771	220,543
Cash, cash equivalents and restricted cash at end of the period		194,001	213,679	194,001	213,679
Supplemental cash flow information:
Cash paid for interest		146	59	196	105
Cash paid for taxes, net of (refunds)		(3,447)	(6,595)	160	(889)
Non-cash investing and financing activities:
Fixed assets-related payable		€ 0	€ 114	€ 0	€ 114

[1]

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
(2) Includes amortization as follows:
Amortization of internal use software costs included in selling and marketing	€31	€50	€63	€100
Amortization of internal use software and website development costs included in technology and content	1,167	992	2,320	1,922
Amortization of internal use software costs included in general and administrative	86	161	171	325
Amortization of acquired technology included in amortization of intangible assets	68	36	68	72